COMMITMENTS AND CONTINGENCIES (Details Narrative)	Jun. 30, 2022	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	11 months 4 days	1 year 7 months 6 days